Key Management Personnel - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Key management personnel [member]
Disclosure of transactions between related parties [Line Items]
Purchases	$ 0	$ 0	$ 0
Amounts payable	0	0	0
Key management personnel [member] | Loans [member]
Disclosure of transactions between related parties [Line Items]
Amounts payable	0	0	0
Amounts receivable	0	0	0
Director related entities [member]
Disclosure of transactions between related parties [Line Items]
Purchases	0	0	0
Amounts payable	$ 0	$ 0	$ 0